SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

22.

SUBSEQUENT EVENTS

Since January 2020, the novel coronavirus (COVID-19) has continued to spread throughout China and to countries across the world, resulting in increased travel restrictions, border controls and the shutdown of businesses, which may cause a slower recovery of the Chinese economy. In accordance with the epidemic control measures imposed by the local government, the Company remained closed until it partially re-opened in mid-March. The market demand for the copper ore that we trade and the metals that we may mine have similarly been negatively impacted by COVID-19 due to the sharp decrease in manufacturing and other activities due to the widespread closure of businesses in China and worldwide, with a commensurate impact on commodity prices. It is presently unknown to what extent the Company’s operations will be affected, and for what period of time. The Group will continue to closely monitor the development of the COVID-19 situation, and assess and react proactively to address any impact on the financial position and operating results of the Group.